Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–26.96%(a)
Brazil–0.05%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	50,000	$9,210
France–0.70%
Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	139,559
Italy–0.33%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	66,557
Luxembourg–0.00%
Helix Holdco S.A., 9.75% PIK Rate, 0.25% Cash Rate, 04/19/2026 (Acquired 07/14/2017-03/31/2021; Cost $20,303)(e)(f)	EUR	15,898	599
Mexico–10.75%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	19,500,000	949,543
Series M 20, 7.50%, 06/03/2027	MXN	500,000	24,168
Series M 20, 8.50%, 05/31/2029	MXN	22,790,000	1,160,994
			2,134,705
Portugal–0.19%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	30,000	37,560
Russia–4.14%
Russian Federal Bond - OFZ,
Series 6225, 7.25%, 05/10/2034	RUB	2,000,000	22,188
Series 6239, 6.90%, 07/23/2031	RUB	72,255,000	798,936
			821,124
South Africa–4.13%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	6,948,000	417,649
Series 2032, 8.25%, 03/31/2032	ZAR	6,246,000	366,632
Series 2048, 8.75%, 02/28/2048	ZAR	650,000	35,564
			819,845
Spain–1.52%
Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	126,761
Codere Finance 2 (Luxembourg) S.A., 10.75% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(e)	EUR	26,667	29,210
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(e)	EUR	33,483	34,254
	Principal Amount		Value
Spain–(continued)
eDreams ODIGEO S.A., 5.50%, 07/15/2027(b)	EUR	100,000	$111,362
			301,587
United Kingdom–4.58%
Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	278,294
Nationwide Building Society, Series CCDS, 10.25%(b)(d)	GBP	38,000	95,824
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	142,548
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	155,228
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	39,378	66,246
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	24,336	37,673
Wheel Bidco Ltd., 6.75%, 07/15/2026(b)	GBP	100,000	132,641
			908,454
United States–0.57%
Coty, Inc., 3.88%, 04/15/2026(b)	EUR	100,000	112,671
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,529,350)			5,351,871
	Shares
Common Stocks & Other Equity Interests–17.13%
Australia–0.73%
Alumina Ltd.		16,815	22,614
BHP Group Ltd.		182	5,745
Glencore PLC		5,543	28,973
Newcrest Mining Ltd.		1,415	21,774
Origin Energy Ltd.		2,575	10,295
QBE Insurance Group Ltd.		3,034	24,037
Woodside Petroleum Ltd.		1,727	30,719
			144,157
Brazil–0.07%
Wheaton Precious Metals Corp.		168	6,774
Yara International ASA		150	7,710
			14,484
Canada–0.20%
Agnico Eagle Mines Ltd.		109	5,208
Barrick Gold Corp.		912	17,465
Barrick Gold Corp.		82	1,570
Canadian Pacific Railway Ltd.		100	7,154
Constellation Software, Inc.		3	5,167
Dollarama, Inc.		79	4,076
			40,640
China–2.26%
Alibaba Group Holding Ltd.(g)		2,480	38,932
Alibaba Group Holding Ltd., ADR(g)		123	15,472
Autohome, Inc., ADR		575	19,159
BeiGene Ltd., ADR(g)		23	5,579
China Overseas Land & Investment Ltd.		10,000	29,458

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
China–(continued)
China South Publishing & Media Group Co. Ltd., A Shares	5,900	$8,716
COSCO SHIPPING Ports Ltd.	10,000	7,987
Dongfeng Motor Group Co. Ltd., H Shares	20,000	17,623
Gree Electric Appliances, Inc. of Zhuhai, A Shares	3,200	19,068
JD.com, Inc., A Shares(g)	14	522
JD.com, Inc., ADR(g)	351	26,283
Ming Yang Smart Energy Group Ltd., A Shares	5,256	21,388
NetEase, Inc., ADR	330	34,109
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,000	31,349
Prosus N.V.(g)	275	22,906
Suofeiya Home Collection Co. Ltd., A Shares	7,000	23,999
Tencent Holdings Ltd.	300	18,311
Tencent Holdings Ltd., ADR	1,046	65,417
Tingyi Cayman Islands Holding Corp.	14,000	29,032
Wuxi Biologics Cayman, Inc.(b)(g)	1,000	9,820
Youdao, Inc., ADR(g)	187	2,614
		447,744
Denmark–0.15%
Carlsberg A/S, Class B	55	8,892
Novo Nordisk A/S, Class B	137	13,715
Vestas Wind Systems A/S	262	7,046
		29,653
Finland–0.14%
Metso Outotec OYJ	402	4,296
Stora Enso OYJ, Class R	482	9,821
UPM-Kymmene OYJ	362	13,187
		27,304
France–1.07%
Arkema S.A.	37	5,456
Atos SE	132	4,712
AXA S.A.	383	12,122
BNP Paribas S.A.	130	9,290
Capgemini SE	51	11,434
Carrefour S.A.	578	11,004
Cie de Saint-Gobain	146	9,918
ENGIE S.A.	510	7,814
Hermes International	13	19,477
L’Oreal S.A.	2	856
Publicis Groupe S.A.	116	7,853
Sanofi	271	28,171
TotalEnergies SE	1,105	62,590
Veolia Environnement S.A.	345	12,484
Verallia S.A.(b)	276	8,672
		211,853
Germany–0.34%
Deutsche Post AG	201	11,978
Deutsche Telekom AG	679	12,725
HelloFresh SE(g)	49	3,221
Infineon Technologies AG	276	11,275
Mercedes-Benz Group AG	120	9,446
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	33	10,350
Volkswagen AG, Preference Shares	10	2,061
Shares		Value
Germany–(continued)
Vonovia SE	71	$4,022
Zalando SE(b)(g)	25	1,964
		67,042
Hong Kong–0.43%
AIA Group Ltd.	2,200	22,852
CK Asset Holdings Ltd.	4,000	26,640
CK Hutchison Holdings Ltd.	3,500	24,816
Link REIT	600	5,145
Pacific Basin Shipping Ltd.	14,000	5,964
		85,417
India–0.69%
Aurobindo Pharma Ltd.	1,672	14,237
Housing Development Finance Corp. Ltd.	805	27,417
ICICI Bank Ltd., ADR	1,345	29,227
Kotak Mahindra Bank Ltd.	110	2,740
Larsen & Toubro Ltd.	949	24,516
Mahindra & Mahindra Ltd.	1,787	21,253
Shriram Transport Finance Co. Ltd.	1,082	17,821
		137,211
Indonesia–0.20%
PT Astra International Tbk	68,000	25,968
PT Telkom Indonesia (Persero) Tbk	46,800	13,684
		39,652
Ireland–0.10%
CRH PLC	358	18,033
Ryanair Holdings PLC, ADR(g)	525	2,790
		20,823
Israel–0.05%
Nice Ltd., ADR(g)	36	9,218
Italy–0.13%
Enel S.p.A.	705	5,405
Intesa Sanpaolo S.p.A.	1,617	4,780
Telecom Italia S.p.A.	16,857	7,927
UniCredit S.p.A.	540	8,518
		26,630
Japan–0.01%
Sony Group Corp., ADR	17	1,898
Luxembourg–0.04%
ArcelorMittal S.A.	268	7,995
Codere New Topco S.A.(h)	1,248	0
Helix Holdco S.A.(h)	500	0
		7,995
Macau–0.08%
Sands China Ltd.(g)	5,600	15,709
Netherlands–0.42%
Adyen N.V.(b)(g)	7	14,274
BE Semiconductor Industries N.V.	90	7,621
ING Groep N.V.	559	8,252
SBM Offshore N.V.	514	8,138
Shell PLC	1,759	44,631
		82,916
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Portugal–0.04%
EDP - Energias de Portugal S.A.	1,416	$7,269
Russia–0.01%
Sberbank of Russia PJSC, ADR	70	984
Sberbank of Russia PJSC, ADR	7	97
		1,081
Singapore–0.23%
ComfortDelGro Corp. Ltd.	9,600	9,694
United Overseas Bank Ltd.	1,600	35,581
		45,275
South Africa–0.15%
Anglo American PLC	701	30,741
South Korea–0.77%
Hyundai Motor Co., Second Pfd.	232	18,713
KB Financial Group, Inc.	275	13,863
LG Corp.	234	14,549
POSCO	32	7,234
Samsung Electronics Co. Ltd.	1,021	63,241
Samsung Electronics Co. Ltd., Preference Shares	55	3,083
Samsung Fire & Marine Insurance Co. Ltd.	190	31,886
		152,569
Spain–0.20%
Amadeus IT Group S.A.(g)	145	9,948
Banco Bilbao Vizcaya Argentaria S.A.	1,410	8,974
CaixaBank S.A.	3,151	10,122
Cellnex Telecom S.A.(b)	26	1,186
Corp ACCIONA Energias Renovables S.A.(g)	145	4,426
Repsol S.A.	483	6,120
		40,776
Sweden–0.12%
Biotage AB	102	2,078
Lundin Energy AB	129	5,221
Sandvik AB	366	9,626
SSAB AB, Class B(g)	1,209	6,301
		23,226
Switzerland–0.38%
Lonza Group AG	13	8,948
Nestle S.A.	72	9,276
Novartis AG	154	13,389
Roche Holding AG	59	22,813
Swatch Group AG (The), BR	17	4,952
Tecan Group AG, Class R	22	10,693
Zurich Insurance Group AG	13	6,208
		76,279
Taiwan–0.86%
Asustek Computer, Inc.	2,000	25,936
Hon Hai Precision Industry Co. Ltd.	5,400	20,089
Sea Ltd., ADR(g)	57	8,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	773	94,793
Uni-President Enterprises Corp.	9,000	22,027
		171,413
Shares		Value
Thailand–0.18%
Kasikornbank PCL, NVDR	7,800	$35,157
United Kingdom–4.33%
3i Group PLC	601	11,197
Ashtead Group PLC	218	15,573
AstraZeneca PLC	439	50,941
Aviva PLC	2,921	17,222
Babcock International Group PLC(g)	2,035	8,310
BAE Systems PLC	4,147	32,357
Balfour Beatty PLC	669	2,284
Barclays PLC	20,744	55,759
Barratt Developments PLC	2,392	19,819
Berkeley Group Holdings PLC	106	6,033
BP PLC	11,625	59,965
British American Tobacco PLC	587	24,983
Bunzl PLC	490	18,315
Burberry Group PLC	296	7,471
Centrica PLC(g)	8,980	8,813
Compass Group PLC	530	12,031
Croda International PLC	64	6,895
Diageo PLC	1,309	3,074
easyJet PLC(g)	1,006	8,486
Experian PLC	333	13,907
Hays PLC	3,348	6,523
Hiscox Ltd.	1,007	13,253
HSBC Holdings PLC	2,396	17,173
J Sainsbury PLC	3,953	15,519
JD Sports Fashion PLC	6,935	17,742
Legal & General Group PLC	3,429	13,377
Marks & Spencer Group PLC(g)	4,362	12,921
Melrose Industries PLC	2,807	5,714
National Grid PLC	3,360	49,092
NatWest Group PLC	2,575	8,481
Next PLC	305	31,038
Pennon Group PLC	314	4,581
Phoenix Group Holdings PLC	1,437	12,880
Reckitt Benckiser Group PLC	121	9,813
RELX PLC	1,018	31,203
RELX PLC	123	3,781
Rolls-Royce Holdings PLC(g)	2,071	3,233
Severn Trent PLC	208	8,054
Smith & Nephew PLC	959	16,293
SSE PLC	2,089	44,621
Standard Chartered PLC	2,915	21,339
Tesco PLC	7,540	30,184
Travis Perkins PLC	391	7,908
Ultra Electronics Holdings PLC	98	3,832
Unilever PLC	204	10,371
United Utilities Group PLC	976	14,040
Vodafone Group PLC	25,257	44,436
Whitbread PLC(g)	455	18,704
		859,541
United States–2.75%
ABIOMED, Inc.(g)	13	3,846
Accenture PLC, Class A	16	5,657
Adobe, Inc.(g)	6	3,206
Alphabet, Inc., Class A(g)	7	18,942
Alphabet, Inc., Class C(g)	6	16,284
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
United States–(continued)
Amazon.com, Inc.(g)	10	$29,915
American Express Co.	37	6,653
American Tower Corp.	41	10,312
Amphenol Corp., Class A	57	4,537
Apple, Inc.	22	3,845
Berkshire Hathaway, Inc., Class B(g)	11	3,443
Broadcom, Inc.	12	7,031
CME Group, Inc., Class A	12	2,754
Coca-Cola Co. (The)	204	12,446
Copart, Inc.(g)	22	2,844
Costco Wholesale Corp.	3	1,515
Crowdstrike Holdings, Inc., Class A(g)	102	18,425
Danaher Corp.	30	8,574
Edwards Lifesciences Corp.(g)	9	983
Equifax, Inc.	14	3,357
Ferguson PLC	100	15,741
Herc Holdings, Inc.	16	2,567
Home Depot, Inc. (The)	18	6,606
Illumina, Inc.(g)	57	19,883
Installed Building Products, Inc.	52	5,761
Intercontinental Exchange, Inc.	55	6,966
JPMorgan Chase & Co.	74	10,996
KKR & Co., Inc., Class A	68	4,839
Markel Corp.(g)	1	1,233
Mastercard, Inc., Class A	82	31,683
Meta Platforms, Inc., Class A(g)	120	37,591
Microsoft Corp.	77	23,945
Moody’s Corp.	6	2,058
Newmont Corp.	247	15,109
NIKE, Inc., Class B	22	3,258
NVIDIA Corp.	11	2,693
Okta, Inc.(g)	38	7,520
Old Dominion Freight Line, Inc.	12	3,623
PayPal Holdings, Inc.(g)	52	8,941
PepsiCo, Inc.	36	6,247
Progressive Corp. (The)	127	13,800
salesforce.com, inc.(g)	73	16,982
ServiceNow, Inc.(g)	19	11,130
Sims Ltd.	921	9,330
Stellantis N.V.	552	10,699
Stryker Corp.	40	9,922
Texas Instruments, Inc.	38	6,821
Thermo Fisher Scientific, Inc.	39	22,671
TJX Cos., Inc. (The)	124	8,924
Twilio, Inc., Class A(g)	94	19,375
Twist Bioscience Corp.(g)	44	2,614
Uber Technologies, Inc.(g)	270	10,098
Union Pacific Corp.	46	11,249
Valaris Ltd.(g)	116	4,813
Visa, Inc., Class A	27	6,107
		546,364
Total Common Stocks & Other Equity Interests (Cost $2,355,266)		3,400,037
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–12.25%
Argentina–0.16%
Argentine Republic Government International Bond,
1.00%, 07/09/2029	$4,402	$1,563
1.12%, 07/09/2035(i)	97,000	30,047
		31,610
Brazil–0.93%
MARB BondCo PLC, 3.95%, 01/29/2031(b)	200,000	183,598
Canada–0.19%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(b)	12,000	11,127
Baytex Energy Corp., 8.75%, 04/01/2027(b)	9,000	9,642
Precision Drilling Corp., 6.88%, 01/15/2029(b)	7,000	7,020
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/2031(b)	10,000	10,085
		37,874
France–1.11%
Altice France S.A., 5.50%, 10/15/2029(b)	10,000	9,492
Societe Generale S.A., 7.38%(b)(c)(d)	200,000	211,139
		220,631
United Kingdom–0.16%
Barclays Bank PLC, 0.44%(d)	20,000	19,215
Vodafone Group PLC, 4.13%, 06/04/2081(c)	14,000	13,360
		32,575
United States–9.70%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	25,000	26,366
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,000	5,082
3.75%, 01/30/2031(b)	18,000	16,755
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	38,000	38,966
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	16,000	15,691
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(j)	3,000	2,984
4.63%, 11/15/2029(b)	12,000	11,829
Audacy Capital Corp., 6.75%, 03/31/2029(b)	19,000	17,883
Bath & Body Works, Inc., 6.88%, 11/01/2035	11,000	12,671
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	14,000	14,437
Bausch Health Cos., Inc., 6.13%, 04/15/2025(b)	14,000	14,278
Boeing Co. (The), 5.15%, 05/01/2030	100,000	112,708
Brink’s Co. (The), 5.50%, 07/15/2025(b)	10,000	10,377
Bristow Group, Inc., 6.88%, 03/01/2028(b)	18,000	18,162
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Callon Petroleum Co., 8.00%, 08/01/2028(b)(j)	$21,000	$21,428
Calpine Corp., 3.75%, 03/01/2031(b)	14,000	12,745
Camelot Finance S.A., 4.50%, 11/01/2026(b)	21,000	21,342
Carnival Corp., 10.50%, 02/01/2026(b)	13,000	14,617
Carriage Services, Inc., 4.25%, 05/15/2029(b)	21,000	20,505
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	100,000	102,635
4.75%, 03/01/2030(b)	5,000	4,968
4.50%, 05/01/2032	24,000	23,168
4.25%, 01/15/2034(b)	10,000	9,270
Centene Corp.,
4.63%, 12/15/2029	5,000	5,207
3.00%, 10/15/2030	9,000	8,747
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	13,000	13,014
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,000	3,116
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	14,000	14,657
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	13,000	12,406
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	9,000	9,278
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	8,000	7,825
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	12,000	12,509
6.13%, 04/01/2030(b)	13,000	12,397
Covanta Holding Corp.,
4.88%, 12/01/2029(b)	8,000	7,959
5.00%, 09/01/2030	7,000	6,945
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	14,000	13,881
DaVita, Inc.,
4.63%, 06/01/2030(b)	11,000	10,718
3.75%, 02/15/2031(b)	3,000	2,762
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	13,000	13,208
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	8,000	8,174
DISH DBS Corp., 7.38%, 07/01/2028	3,000	2,904
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	19,599
Diversified Healthcare Trust,
4.75%, 05/01/2024	6,000	6,006
4.38%, 03/01/2031	19,000	17,172
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	9,000	8,991
Encompass Health Corp., 4.50%, 02/01/2028	12,000	11,995
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	8,000	7,817
EnerSys, 5.00%, 04/30/2023(b)	23,000	23,447
EnPro Industries, Inc., 5.75%, 10/15/2026	17,000	17,665
Principal Amount		Value
United States–(continued)
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	$14,000	$13,951
FirstCash, Inc., 5.63%, 01/01/2030(b)	7,000	7,008
Ford Motor Co., 4.75%, 01/15/2043	7,000	7,165
Gap, Inc. (The), 3.63%, 10/01/2029(b)(j)	10,000	9,318
Gartner, Inc.,
4.50%, 07/01/2028(b)	14,000	14,297
3.63%, 06/15/2029(b)	6,000	5,829
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	3,000	2,974
6.25%, 05/15/2026	10,000	9,615
8.00%, 01/15/2027	6,000	6,049
7.75%, 02/01/2028	8,000	7,902
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	10,016
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	6,000	5,927
Gray Television, Inc., 7.00%, 05/15/2027(b)	13,000	13,793
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	21,000	20,131
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	10,000	10,200
HCA, Inc.,
5.88%, 02/15/2026	8,000	8,719
5.38%, 09/01/2026	10,000	10,862
5.88%, 02/01/2029	3,000	3,395
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	7,000	7,273
5.75%, 02/01/2029(b)	4,000	4,087
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	10,000	10,273
IRB Holding Corp.,
7.00%, 06/15/2025(b)	2,000	2,088
6.75%, 02/15/2026(b)	19,000	19,355
iStar, Inc.,
4.75%, 10/01/2024	16,000	16,217
5.50%, 02/15/2026	3,000	3,056
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	12,000	12,491
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	11,000	10,802
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	10,000	9,604
Lamar Media Corp., 3.63%, 01/15/2031	13,000	12,111
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	13,000	12,545
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	24,000	21,938
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	13,000	12,792
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	13,000	13,018
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	9,000	9,188
4.50%, 12/15/2034	7,000	6,426
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	$9,000	$8,907
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	13,000	12,722
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	22,000	22,399
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	13,000	12,760
Nabors Industries Ltd., 7.25%, 01/15/2026(b)	5,000	4,795
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	9,000	9,247
Navient Corp.,
7.25%, 09/25/2023	6,000	6,322
5.00%, 03/15/2027	8,000	7,764
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	14,000	16,322
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	15,000	14,877
NFP Corp.,
6.88%, 08/15/2028(b)	16,000	15,245
4.88%, 08/15/2028(b)	5,000	4,892
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	11,000	11,196
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	9,000	7,869
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	16,000	16,509
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	12,000	12,529
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	17,000	18,167
Occidental Petroleum Corp.,
8.50%, 07/15/2027	1,000	1,203
6.13%, 01/01/2031	16,000	18,494
6.20%, 03/15/2040	8,000	9,271
OneMain Finance Corp.,
3.88%, 09/15/2028	6,000	5,612
5.38%, 11/15/2029	14,000	14,236
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	22,000	20,989
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	16,000	16,127
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	17,000	15,455
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	24,000	24,635
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	16,000	15,983
6.88%, 04/15/2040(b)	10,000	10,614
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	10,000	9,911
Ryan Specialty Group LLC, 4.38%, 02/01/2030(b)	5,000	4,981
SBA Communications Corp., 3.88%, 02/15/2027	21,000	21,244
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	26,000	25,900
Principal Amount		Value
United States–(continued)
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	$17,000	$17,766
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	15,000	14,339
5.38%, 01/15/2031(b)	6,000	5,945
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	12,000	12,318
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	2,000	2,002
3.75%, 02/15/2031(b)	2,000	1,882
Service Properties Trust,
4.50%, 03/15/2025	6,000	5,703
4.95%, 10/01/2029	4,000	3,606
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	10,000	9,612
4.00%, 07/15/2028(b)	10,000	9,691
SM Energy Co.,
5.00%, 01/15/2024	11,000	11,017
6.75%, 09/15/2026	3,000	3,034
6.63%, 01/15/2027	7,000	7,203
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	10,000	9,778
Standard Industries, Inc., 5.00%, 02/15/2027(b)	12,000	12,108
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	14,000	13,662
Talen Energy Supply LLC,
10.50%, 01/15/2026(b)	9,000	4,198
7.63%, 06/01/2028(b)	10,000	8,972
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	10,000	9,583
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	21,000	21,895
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,000	1,233
United Airlines, Inc., 4.38%, 04/15/2026(b)	14,000	13,921
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	16,000	16,455
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(e)	5,000	5,207
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(e)	13,000	13,539
Verizon Communications, Inc., 2.36%, 03/15/2032(b)	35,000	33,274
Vistra Corp., 7.00%(b)(c)(d)	2,000	1,993
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	4,000	4,084
4.38%, 05/01/2029(b)	13,000	12,567
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	16,000	15,545
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	10,000	9,523
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	14,000	13,628
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	$4,000	$4,195
		1,924,336
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,383,940)		2,430,624

U.S. Treasury Securities–0.77%
U.S. Treasury Inflation — Indexed Notes–0.26%
0.75%, 07/15/2028(k)	46,003	51,986
U.S. Treasury Notes–0.51%
2.75%, 07/31/2023	51,915	51,291
1.63%, 05/15/2026	52,347	50,115
		101,406
Total U.S. Treasury Securities (Cost $150,265)		153,392
	Shares
Money Market Funds–36.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	722,642	722,642
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	608,277	608,338
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(l)(m)	5,105,344	5,105,344
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	825,877	$825,877
Total Money Market Funds (Cost $7,262,198)		7,262,201

Options Purchased–0.16%
(Cost $49,549)(n)		31,145
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-93.86% (Cost $17,730,568)		18,629,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Prime Fund, 0.11%(l)(m)(o) (Cost $24,532)	24,527	24,532
TOTAL INVESTMENTS IN SECURITIES—93.98% (Cost $17,755,100)		18,653,802
OTHER ASSETS LESS LIABILITIES–6.02%		1,195,273
NET ASSETS–100.00%		$19,849,075
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
BRL	– Brazilian Real
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
RUB	– Russian Ruble
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $3,451,484, which represented 17.39% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(g)	Non-income producing security.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Step coupon bond. Rate shown is the rate in effect on January 31, 2022.
(j)	All or a portion of this security was out on loan at January 31, 2022.
(k)	Principal amount of security and interest payments are adjusted for inflation.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,830,367	$2,556,662	$(3,664,387)	$-	$-	$722,642	$69
Invesco Liquid Assets Portfolio, Institutional Class	1,399,713	1,826,188	(2,617,421)	20	(162)	608,338	28
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	5,129,560	2,216,652	(2,240,868)	-	-	5,105,344	126
Invesco Treasury Portfolio, Institutional Class	2,091,848	2,921,900	(4,187,871)	-	-	825,877	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Prime Fund	-	32,862	(8,330)	-	(0)	24,532	0
Total	$10,451,488	$9,554,264	$(12,718,877)	$20	$(162)	$7,286,733	$255

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(n)	The table below details options purchased.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value
Equity Risk
EURO STOXX 50 Index	Call	Credit Suisse International	03/18/2022	76	EUR	4,725.00	EUR	3,591,000	$466

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
GBP Versus USD	Call	Barclays Bank PLC	10/28/2022	USD	1.40	GBP	24,680	$ 298
GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	76,329	920
GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	60,926	734
USD Versus RUB	Call	Goldman Sachs International	04/25/2022	RUB	88.69	USD	808,876	10,199
Subtotal — Foreign Currency Call Options Purchased								12,151
Currency Risk
GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	769,533	18,528
Total Foreign Currency Options Purchased								$30,679

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)			Value
Equity Risk
EURO STOXX 50 Index	Put	Credit Suisse International	03/18/2022	76	EUR	3,000.00	EUR	2,280,000	$(5,954)
S&P 500 Index	Put	Goldman Sachs International	06/17/2022	8	USD	3,690.00	USD	2,952,000	(49,390)
Total Index Options Written									$(55,344)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	769,533	$(9,277)
Currency Risk
GBP Versus USD	Put	Barclays Bank PLC	10/28/2022	USD	1.32	GBP	24,680	(594)
GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	76,329	(1,838)
GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	60,926	(1,467)
Subtotal — Foreign Currency Put Options Written								(3,899)
Total – Foreign Currency Options Written								$(13,176)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX Banks Index	238	March-2022	$1,419,794	$126,500	$126,500
EURO STOXX 600 Index	27	March-2022	706,763	(11,600)	(11,600)
Subtotal				114,900	114,900
Interest Rate Risk
Euro-Bobl	5	March-2022	742,825	(11,566)	(11,566)
Euro-Bund	24	March-2022	4,559,681	(142,921)	(142,921)
U.S. Treasury Long Bonds	1	March-2022	155,625	(627)	(627)
U.S. Treasury Ultra Bonds	12	March-2022	2,267,250	(91,621)	(91,621)
Subtotal				(246,735)	(246,735)
Subtotal—Long Futures Contracts				(131,835)	(131,835)
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	24	March-2022	(2,429,280)	202,102	202,102
EURO STOXX 50 Index	30	March-2022	(1,396,337)	12,336	12,336
FTSE 100 Index	7	March-2022	(696,328)	(16,765)	(16,765)
FTSE UK Mid Cap Tradable Plus Index	4	March-2022	(266,746)	8,252	8,252
MSCI AC Asia ex Japan Index	19	March-2022	(1,116,634)	48,670	48,670
MSCI World Index	9	March-2022	(822,600)	41,297	41,297
Subtotal				295,892	295,892
Interest Rate Risk
Euro-OAT	26	March-2022	(4,703,055)	146,496	146,496
Long Gilt	3	March-2022	(492,072)	11,683	11,683
U.S. Treasury 10 Year Notes	5	March-2022	(639,844)	5,066	5,066
Subtotal				163,245	163,245
Subtotal—Short Futures Contracts				459,137	459,137
Total Futures Contracts				$327,302	$327,302

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

(a)	Futures contracts collateralized by $131,385 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)%	Quarterly	12/20/2026	2.877%	EUR	28,000	$(3,705)	$(2,929)	$776
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.414	USD	33,000	(2,763)	(2,252)	511
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)	Quarterly	12/20/2026	2.877	EUR	127,000	(14,249)	(13,285)	964
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.414	USD	144,000	(10,938)	(9,829)	1,109
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)	Quarterly	12/20/2026	2.877	EUR	35,000	(4,345)	(3,661)	684
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)	Quarterly	12/20/2026	2.877	EUR	25,000	(3,273)	(2,615)	658
Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	3.414	USD	36,000	(3,215)	(2,457)	758
Subtotal - Appreciation								(42,488)	(37,028)	5,460
Credit Risk
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2026	2.877	EUR	384,000	51,898	40,169	(11,729)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	342,000	29,620	23,343	(6,277)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2026	2.877	EUR	270,866	34,875	28,334	(6,541)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	105,928	9,372	7,230	(2,142)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	80,306	7,179	5,481	(1,698)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	60,229	5,358	4,111	(1,247)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	60,229	5,381	4,111	(1,270)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	108,036	9,653	7,374	(2,279)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2026	2.877	EUR	270,800	34,710	28,327	(6,383)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2026	2.877	EUR	67,667	8,597	7,078	(1,519)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	77,200	6,808	5,269	(1,539)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2026	2.877	EUR	67,667	8,599	7,078	(1,521)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	77,200	6,805	5,270	(1,535)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	72,541	6,421	4,951	(1,470)
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00	Quarterly	12/20/2026	3.414	USD	130,331	11,507	8,896	(2,611)
Subtotal - Depreciation								236,783	187,022	(49,761)
Total Centrally Cleared Credit Default Swap Agreements								$194,295	$149,994	$(44,301)

(a)	Centrally cleared swap agreements collateralized by $807,335 cash held with Credit Suisse.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EUR LIBOR	Semi-Annually	0.04%	Annually	01/07/2027	EUR	2,174,625	$(1)	$0	$1
Receive	SONIA	Annually	(0.91)	Annually	10/02/2026	GBP	2,090,400	—	38,460	38,460
Receive	6 Month EUR LIBOR	Semi-Annually	0.29	Annually	06/16/2026	EUR	3,728,000	(1)	88,934	88,935
Receive	SONIA	Annually	(0.90)	Annually	10/02/2026	GBP	6,513,908	—	121,485	121,485
Subtotal — Appreciation								(2)	248,879	248,881
Interest Rate Risk
Pay	SOFR	Annually	1.03	Annually	12/20/2026	USD	1,767,000	192	(35,074)	(35,266)
Pay	6 Month EUR LIBOR	Semi-Annually	(0.13)	Annually	12/07/2026	EUR	314,000	—	(6,065)	(6,065)
Pay	SONIA	Annually	1.18	Annually	10/02/2026	GBP	349,000	—	(2,779)	(2,779)
Pay	6 Month EUR LIBOR	Semi-Annually	0.04	Annually	01/07/2027	EUR	2,057,625	1	(1,229)	(1,230)
Subtotal — Depreciation								193	(45,147)	(45,340)
Total Centrally Cleared Interest Rate Swap Agreements								$191	$203,732	$203,541

(a)	Centrally cleared swap agreements collateralized by $807,335 cash held with Credit Suisse.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United Kingdom RPI	At Maturity	(4.35)%	At Maturity	01/15/2029	GBP	73,000	$—	$2,024	$2,024
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.86	At Maturity	07/15/2028	GBP	5,961,813	(8,274)	(715,660)	(707,386)
Total — Centrally Cleared Inflation Swap Agreements								$(8,274)	$(713,636)	$(705,362)

(a)	Centrally cleared swap agreements collateralized by $807,335 cash held with Credit Suisse.

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Merrill Lynch International	S&P 500 Index	Pay	29.00%	At Maturity	12/15/2023	USD	130	$34,305
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	90	24,042
Societe Generale	S&P 500 Index	Pay	24.00	At Maturity	06/17/2022	USD	57	9,063
Societe Generale	S&P 500 Index	Pay	25.90	At Maturity	12/16/2022	USD	32	3,365
UBS AG	S&P 500 Index	Pay	29.75	At Maturity	12/15/2023	USD	68	7,665
Subtotal — Appreciation								78,440
Equity Risk
Credit Suisse International	S&P 500 Index	Receive	27.55	At Maturity	12/15/2023	USD	23	(1,514)
Goldman Sachs International	S&P 500 Index	Receive	29.20	At Maturity	12/15/2023	USD	10	(1,118)
Merrill Lynch International	S&P 500 Index	Receive	25.90	At Maturity	12/15/2023	USD	13	(371)
Societe Generale	Russell 2000 Index	Receive	28.95	At Maturity	06/17/2022	USD	48	(6,101)
Societe Generale	Russell 2000 Index	Receive	30.90	At Maturity	12/16/2022	USD	27	(2,893)
Subtotal — Depreciation								(11,997)
Total — Variance Swap Agreements								$66,443

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$697
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	433
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	7,610
BNP Paribas S.A.	USD/JPY	Pay	7.65	At Maturity	01/10/2024	USD	4,832	2,234
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	2,781
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	3,303
Morgan Stanley & Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	16,686
Morgan Stanley & Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	812
Morgan Stanley & Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	3,379
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	304
Subtotal — Appreciation								38,239
Currency Risk
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,695	(1,891)
BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	(14,689)
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	(935)
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	6,316	(1,157)
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	6,669	(1,273)
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	(1,735)
BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	(1,709)
BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	(1,771)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,870)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(1,870)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,134	(3,741)
Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	(11,484)
Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	(1,109)
Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	1,148	(1,189)
Goldman Sachs International	USD/JPY	Receive	7.73	At Maturity	11/13/2023	USD	1,466	(1,569)
Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	(1,685)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	(1,758)
Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	(1,856)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	(3,320)
Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	(3,664)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(8,888)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(9,561)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(9,691)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(10,130)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(10,250)
Morgan Stanley & Co. International PLC	EUR/USD	Pay	6.23	At Maturity	11/13/2023	EUR	3,764	(1,770)
Morgan Stanley & Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	(12,136)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	(5,058)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,328)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,330)
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	(1,339)
Standard Chartered Bank PLC	USD/JPY	Receive	7.53	At Maturity	01/10/2024	USD	6,917	(4,987)
Subtotal — Depreciation								(136,743)
Total — Volatility Swap Agreements								$(98,504)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Citibank, N.A.	Receive	Citi Commodities Daily Risk-Adjusted F6F0 Market Neutral Carry Index	0.40%	Monthly	5,115	September—2022	USD	997,440	$—	$(1,381)	$(1,381)
Citibank, N.A.	Receive	Citi Commodities Daily Risk-Adjusted F6F0 Market Neutral Carry Index	0.40	Monthly	5,730	September—2022	USD	1,117,367	—	(1,547)	(1,547)
Total — Total Return Swap Agreements									$—	$(2,928)	$(2,928)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	SOFR + 0.070%	Quarterly	366	November—2022	USD	1,083,510	$—	$39,046	$39,046
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	4,338	May—2022	EUR	441,088	—	73,931	73,931
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	847	May—2022	EUR	86,123	—	14,435	14,435
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	416	May—2022	EUR	42,299	—	7,090	7,090
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	276	May—2022	EUR	28,064	—	4,704	4,704
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	207	May—2022	EUR	21,048	—	3,528	3,528
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	152	May—2022	EUR	15,455	—	2,590	2,590
J.P. Morgan Chase Bank, N.A.	Receive	FTSE Taiwan RIC Capped Price Index	SOFR - 0.015%	Quarterly	144	November—2022	USD	426,299	—	15,362	15,362
Societe Generale	Receive	FTSE Taiwan RIC Capped Price Index	SOFR + 0.110%	Quarterly	29	November—2022	USD	85,852	—	3,094	3,094
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	88	October—2022	USD	78,406	—	0	0
Subtotal — Appreciation									—	163,780	163,780
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	SOFR -10.350%	Quarterly	18	December—2022	USD	191,825	$—	$(16,362)	$(16,362)
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	SOFR -10.750%	Quarterly	41	December—2022	USD	436,935	—	(37,269)	(37,269)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	21	October—2022	USD	21,303	—	(2,413)	(2,413)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	289	October—2022	USD	293,169	—	(33,212)	(33,212)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	412	October—2022	USD	417,943	—	(47,347)	(47,347)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	581	October—2022	USD	589,381	—	(66,768)	(66,768)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	583	October—2022	USD	591,410	—	(66,998)	(66,998)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	619	October—2022	USD	627,929	—	(71,135)	(71,135)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	SOFR +0.610%	Quarterly	79	October—2022	USD	72,724	—	(1,664)	(1,664)
Subtotal — Depreciation									—	(343,168)	(343,168)
Total — Total Return Swap Agreements									$—	$(179,388)	$(179,388)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $360,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citi Commodities Daily Risk-Adjusted F6F0 Market Neutral Carry Index
	Long Futures Contracts
	Aluminum	4.24%
	Brent Crude	0.85
	Cocoa	4.43
	Coffee ’C’	4.74
	Copper	4.26
	Corn	0.85
	Cotton No. 2	2.46
	Feeder Cattle	1.22
	Gas Oil	1.19
	Gold	18.16
	Heating Oil	1.08
	KC HRW Wheat	0.89
	Lead	2.82
	Lean Hogs	7.00
	Live Cattle	4.18
	Natural Gas	7.87
	Nickel	1.12
	RBOB Gasoline	1.28
	Silver	5.61
	Soybean Meal	1.02
	Soybean Oil	6.43
	Soybeans	0.91
	Sugar No. 11	5.59
	Wheat	0.97
	WTI Crude	7.28
	Zinc	3.55
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
	Short Futures Contracts
	Aluminum	(3.99)%
	Brent Crude	(0.78)
	Cocoa	(3.54)
	Coffee ’C’	(4.54)
	Copper	(4.01)
	Corn	(0.63)
	Cotton No. 2	(1.72)
	Feeder Cattle	(0.86)
	Gas Oil	(1.09)
	Gold	(29.40)
	Heating Oil	(1.01)
	KC HRW Wheat	(0.76)
	Lead	(2.81)
	Lean Hogs	(5.03)
	Live Cattle	(3.30)
	Natural Gas	(6.15)
	Nickel	(1.05)
	RBOB Gasoline	(1.19)
	Silver	(5.59)
	Soybean Meal	(0.75)
	Soybean Oil	(5.77)
	Soybeans	(0.64)
	Sugar No. 11	(4.59)
	Wheat	(0.82)
	WTI Crude	(6.68)
	Zinc	(3.30)
	Total	100.00%

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/10/2022	Barclays Bank PLC	EUR	10,158	GBP	8,666	$240
02/10/2022	BNP Paribas S.A.	EUR	760,658	JPY	99,877,867	13,255
02/10/2022	BNP Paribas S.A.	EUR	541,667	USD	629,621	20,989
02/10/2022	BNP Paribas S.A.	GBP	326,333	USD	444,645	5,782
02/10/2022	BNP Paribas S.A.	USD	521,259	BRL	2,864,378	17,015
02/11/2022	BNP Paribas S.A.	EUR	250,000	USD	290,581	9,668
02/11/2022	BNP Paribas S.A.	GBP	340,000	USD	462,563	5,323
03/10/2022	BNP Paribas S.A.	USD	294,419	BRL	1,625,443	8,901
04/12/2022	BNP Paribas S.A.	USD	177,835	BRL	993,733	5,926
02/10/2022	Citibank, N.A.	EUR	284,333	USD	331,825	12,340
02/10/2022	Deutsche Bank AG	JPY	83,935,067	EUR	650,599	1,625
02/10/2022	Deutsche Bank AG	USD	55,697	TWD	1,548,667	1
03/10/2022	Deutsche Bank AG	JPY	173,706,466	EUR	1,345,936	3,330
03/10/2022	Deutsche Bank AG	KRW	1,221,099,000	USD	1,038,226	26,369
03/11/2022	Deutsche Bank AG	USD	13,407	GBP	10,000	39
04/12/2022	Deutsche Bank AG	EUR	469,634	JPY	61,474,867	6,134
04/12/2022	Deutsche Bank AG	JPY	61,474,867	EUR	476,136	1,183
02/10/2022	Goldman Sachs International	KRW	582,916,000	USD	492,556	9,044
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/10/2022	Goldman Sachs International	MXN	1,561,981	USD	75,888	$262
02/10/2022	Goldman Sachs International	USD	25,243	BRL	144,448	1,902
02/10/2022	Goldman Sachs International	USD	44,327	INR	3,340,000	376
02/10/2022	Goldman Sachs International	USD	632,214	MXN	13,395,847	16,372
03/10/2022	Goldman Sachs International	EUR	82,535	CHF	86,000	103
03/10/2022	Goldman Sachs International	EUR	115,424	GBP	98,333	2,445
04/12/2022	Goldman Sachs International	GBP	325,000	USD	439,105	2,180
04/12/2022	Goldman Sachs International	KRW	343,316,000	USD	284,414	76
02/10/2022	J.P. Morgan Chase Bank, N.A.	EUR	12,309	CHF	13,000	201
02/10/2022	J.P. Morgan Chase Bank, N.A.	TWD	73,372,434	USD	2,663,343	24,494
02/10/2022	J.P. Morgan Chase Bank, N.A.	USD	2,511,662	TWD	70,075,384	8,607
02/11/2022	J.P. Morgan Chase Bank, N.A.	USD	132,840	GBP	100,000	1,643
03/10/2022	J.P. Morgan Chase Bank, N.A.	CHF	3,000	EUR	2,892	11
03/10/2022	J.P. Morgan Chase Bank, N.A.	TWD	73,372,434	USD	2,669,836	25,037
03/10/2022	J.P. Morgan Chase Bank, N.A.	USD	314,228	BRL	1,726,650	7,978
03/10/2022	J.P. Morgan Chase Bank, N.A.	USD	67,570	CNY	432,000	66
03/10/2022	J.P. Morgan Chase Bank, N.A.	USD	46,042	INR	3,490,000	551
03/10/2022	J.P. Morgan Chase Bank, N.A.	USD	583,492	MXN	12,677,538	27,387
03/11/2022	J.P. Morgan Chase Bank, N.A.	EUR	220,000	USD	248,335	979
04/08/2022	J.P. Morgan Chase Bank, N.A.	EUR	170,000	USD	193,225	1,944
04/08/2022	J.P. Morgan Chase Bank, N.A.	GBP	300,000	USD	408,069	4,747
04/12/2022	J.P. Morgan Chase Bank, N.A.	EUR	382,001	USD	432,657	2,789
04/12/2022	J.P. Morgan Chase Bank, N.A.	USD	41,771	INR	3,148,000	38
02/10/2022	Morgan Stanley and Co. International PLC	CHF	4,000	EUR	3,858	17
03/10/2022	Morgan Stanley and Co. International PLC	CHF	9,000	EUR	8,660	15
03/10/2022	Morgan Stanley and Co. International PLC	USD	343,667	CNY	2,205,000	1,558
02/10/2022	State Street Bank & Trust Co.	CHF	3,000	EUR	2,882	1
02/28/2022	State Street Bank & Trust Co.	AUD	216,074	USD	155,394	2,605
02/28/2022	State Street Bank & Trust Co.	CAD	57,625	USD	45,983	651
02/28/2022	State Street Bank & Trust Co.	CHF	83,696	USD	91,674	1,293
02/28/2022	State Street Bank & Trust Co.	CNY	471,318	USD	74,097	245
02/28/2022	State Street Bank & Trust Co.	DKK	210,867	USD	32,141	286
02/28/2022	State Street Bank & Trust Co.	EUR	790,244	USD	896,252	7,991
02/28/2022	State Street Bank & Trust Co.	GBP	877,297	USD	1,190,040	10,365
02/28/2022	State Street Bank & Trust Co.	HKD	2,312,751	USD	296,962	344
02/28/2022	State Street Bank & Trust Co.	INR	7,858,000	USD	105,164	104
02/28/2022	State Street Bank & Trust Co.	JPY	1,350,000	USD	11,849	115
02/28/2022	State Street Bank & Trust Co.	KRW	196,828,667	USD	164,971	1,825
02/28/2022	State Street Bank & Trust Co.	MXN	44,147,604	USD	2,139,681	8,557
02/28/2022	State Street Bank & Trust Co.	NOK	70,541	USD	7,976	48
02/28/2022	State Street Bank & Trust Co.	SEK	219,179	USD	23,892	381
02/28/2022	State Street Bank & Trust Co.	SGD	65,136	USD	48,385	176
02/28/2022	State Street Bank & Trust Co.	THB	1,040,000	USD	31,488	257
02/28/2022	State Street Bank & Trust Co.	USD	30,841	GBP	23,000	87
02/28/2022	State Street Bank & Trust Co.	USD	3,611	INR	271,000	12
02/28/2022	State Street Bank & Trust Co.	USD	231	KRW	280,000	1
02/28/2022	State Street Bank & Trust Co.	USD	444	NOK	4,000	6
02/28/2022	State Street Bank & Trust Co.	ZAR	12,453,221	USD	815,748	8,446
03/01/2022	State Street Bank & Trust Co.	IDR	578,213,000	USD	40,296	26
03/01/2022	State Street Bank & Trust Co.	TWD	1,911,192	USD	69,190	337
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/10/2022	UBS AG	KRW	6,285,000	USD	5,222	$9
02/10/2022	UBS AG	TWD	220,000	USD	7,973	61
04/12/2022	UBS AG	RUB	63,104,274	USD	821,821	20,978
04/12/2022	UBS AG	USD	25,244	CNY	161,900	44
Subtotal—Appreciation						344,193
Currency Risk
02/10/2022	Barclays Bank PLC	CHF	6,000	EUR	5,754	(11)
04/12/2022	Barclays Bank PLC	HKD	39,565,000	USD	5,072,823	(1,752)
04/12/2022	Barclays Bank PLC	USD	41,985	TWD	1,150,667	(414)
02/10/2022	BNP Paribas S.A.	JPY	100,008,666	CHF	803,127	(2,213)
02/10/2022	Citibank, N.A.	CHF	806,008	JPY	100,008,666	(896)
03/10/2022	Deutsche Bank AG	EUR	778,490	JPY	99,877,866	(7,089)
03/10/2022	Deutsche Bank AG	USD	1,356,386	JPY	154,244,200	(15,636)
03/10/2022	Deutsche Bank AG	USD	101,062	KRW	118,863,000	(2,567)
04/12/2022	Deutsche Bank AG	USD	1,357,019	JPY	154,244,200	(15,632)
02/10/2022	Goldman Sachs International	BRL	3,008,826	USD	517,983	(47,435)
02/10/2022	Goldman Sachs International	MXN	11,833,866	USD	571,056	(1,904)
02/10/2022	Goldman Sachs International	USD	36,508	KRW	43,206,000	(670)
02/11/2022	Goldman Sachs International	USD	158,178	EUR	140,000	(866)
03/10/2022	Goldman Sachs International	BRL	3,352,093	USD	583,349	(42,177)
03/10/2022	Goldman Sachs International	MXN	6,134,270	USD	294,410	(1,176)
03/11/2022	Goldman Sachs International	MXN	520,000	USD	24,071	(981)
03/11/2022	Goldman Sachs International	ZAR	609,968	USD	37,647	(1,833)
03/15/2022	Goldman Sachs International	USD	50,713	JPY	5,800,000	(294)
04/12/2022	Goldman Sachs International	BRL	993,733	USD	170,000	(13,761)
04/12/2022	Goldman Sachs International	CNY	4,217,700	USD	657,582	(1,209)
04/12/2022	Goldman Sachs International	MXN	1,661,668	USD	79,313	(269)
04/12/2022	Goldman Sachs International	USD	38,507	KRW	46,482,000	(10)
02/10/2022	J.P. Morgan Chase Bank, N.A.	GBP	3,000	EUR	3,577	(15)
02/10/2022	J.P. Morgan Chase Bank, N.A.	JPY	15,942,800	EUR	121,618	(1,892)
02/10/2022	J.P. Morgan Chase Bank, N.A.	USD	89,482	EUR	79,000	(715)
02/10/2022	J.P. Morgan Chase Bank, N.A.	USD	143,501	GBP	106,000	(949)
02/10/2022	J.P. Morgan Chase Bank, N.A.	USD	101,543	KRW	121,653,000	(636)
03/10/2022	J.P. Morgan Chase Bank, N.A.	CNY	13,452,579	USD	2,095,959	(10,240)
03/10/2022	J.P. Morgan Chase Bank, N.A.	EUR	575,763	JPY	73,828,600	(5,591)
03/10/2022	J.P. Morgan Chase Bank, N.A.	GBP	5,000	EUR	5,980	(0)
03/10/2022	J.P. Morgan Chase Bank, N.A.	GBP	480,000	USD	639,734	(5,673)
03/10/2022	J.P. Morgan Chase Bank, N.A.	USD	79,799	TWD	2,191,667	(797)
03/11/2022	J.P. Morgan Chase Bank, N.A.	GBP	310,000	USD	411,104	(5,720)
03/11/2022	J.P. Morgan Chase Bank, N.A.	USD	112,918	EUR	100,000	(484)
03/11/2022	J.P. Morgan Chase Bank, N.A.	USD	13,590	GBP	10,000	(144)
04/12/2022	J.P. Morgan Chase Bank, N.A.	TWD	70,075,384	USD	2,521,151	(10,553)
04/12/2022	J.P. Morgan Chase Bank, N.A.	USD	194,795	HKD	1,518,000	(97)
04/12/2022	J.P. Morgan Chase Bank, N.A.	USD	79,725	MXN	1,661,668	(142)
02/10/2022	Merrill Lynch International	GBP	153,667	USD	205,007	(1,649)
03/10/2022	Morgan Stanley and Co. International PLC	GBP	13,000	EUR	15,231	(356)
03/10/2022	Morgan Stanley and Co. International PLC	MXN	6,543,268	USD	314,759	(535)
02/10/2022	State Street Bank & Trust Co.	GBP	3,000	EUR	3,516	(84)
02/28/2022	State Street Bank & Trust Co.	DKK	9,000	USD	1,349	(10)
02/28/2022	State Street Bank & Trust Co.	EUR	81,039	USD	90,605	(486)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/28/2022	State Street Bank & Trust Co.	GBP	47,000	USD	62,982	$(217)
02/28/2022	State Street Bank & Trust Co.	INR	308,000	USD	4,085	(33)
02/28/2022	State Street Bank & Trust Co.	SEK	9,000	USD	963	(2)
02/28/2022	State Street Bank & Trust Co.	USD	13,412	AUD	18,770	(139)
02/28/2022	State Street Bank & Trust Co.	USD	635	CAD	802	(4)
02/28/2022	State Street Bank & Trust Co.	USD	7,133	CHF	6,520	(92)
02/28/2022	State Street Bank & Trust Co.	USD	3,453	CNY	22,023	(2)
02/28/2022	State Street Bank & Trust Co.	USD	2,126	DKK	14,000	(12)
02/28/2022	State Street Bank & Trust Co.	USD	139,146	EUR	123,000	(889)
02/28/2022	State Street Bank & Trust Co.	USD	119,968	GBP	89,000	(292)
02/28/2022	State Street Bank & Trust Co.	USD	3,338	HKD	26,007	(3)
02/28/2022	State Street Bank & Trust Co.	USD	11,739	KRW	14,031,000	(109)
02/28/2022	State Street Bank & Trust Co.	USD	1,614	SEK	15,000	(5)
02/10/2022	UBS AG	INR	501,000	USD	6,705	(1)
02/10/2022	UBS AG	USD	119,489	TWD	3,297,050	(911)
03/10/2022	UBS AG	USD	119,786	TWD	3,297,050	(939)
Subtotal—Depreciation						(209,213)
Total Forward Foreign Currency Contracts						$134,980

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
RPI	—Retail Price Index
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$95,824	$5,256,047	$—	$5,351,871
Common Stocks & Other Equity Interests	923,608	2,476,429	0	3,400,037
U.S. Dollar Denominated Bonds & Notes	—	2,430,624	—	2,430,624
U.S. Treasury Securities	—	153,392	—	153,392
Money Market Funds	7,262,201	24,532	—	7,286,733
Options Purchased	—	31,145	—	31,145
Total Investments in Securities	8,281,633	10,372,169	0	18,653,802
Other Investments - Assets*
Futures Contracts	602,402	—	—	602,402
Forward Foreign Currency Contracts	—	344,193	—	344,193
Swap Agreements	—	536,824	—	536,824
	602,402	881,017	—	1,483,419
Other Investments - Liabilities*
Futures Contracts	(275,100)	—	—	(275,100)
Forward Foreign Currency Contracts	—	(209,213)	—	(209,213)
Options Written	—	(68,520)	—	(68,520)
Swap Agreements	—	(1,297,323)	—	(1,297,323)
	(275,100)	(1,575,056)	—	(1,850,156)
Total Other Investments	327,302	(694,039)	—	(366,737)
Total Investments	$8,608,935	$9,678,130	$0	$18,287,065

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Targeted Returns Fund